SCHEDULE OF ANALYSIS OF TRADE RECEIVABLES (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Over 3 months	$ 2,037,154	$ 1,394,545
Total	2,037,154	1,394,545
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Over 3 months	643,813	1,219,953
Total	643,813	1,219,953
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Over 3 months	312,198	158,350
Total	312,198	158,350
Later than three months [member]
IfrsStatementLineItems [Line Items]
Over 3 months	1,081,143	16,242
Total	$ 1,081,143	$ 16,242